BORROWINGS - Schedule of borrowings (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Bank loan borrowings [line items]
Borrowings	$ 29,988		$ 29,805		$ 29,460
Convertible debt
Bank loan borrowings [line items]
Borrowings	$ 29,988	[1]	$ 29,805	[1],[2]	$ 29,460	[2]

[1]	The Group issued a US$30 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the Group’s ordinary shares at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. The unamortized discount as of December 31, 2022 and June 30, 2023 was approximately US$195,000 and US$12,000.
[2]	The Group issued a US$30 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the Group’s ordinary shares at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. The unamortized discount as of December 31, 2021 and 2022 was approximately US$524,000 and US$195,000.